GOODWILL AND INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
GOODWILL, BRANDS, AND OTHER INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 4. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of acquired entities.  In accordance with the standard on intangibles and goodwill, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Other intangible assets with finite lives are amortized on a straight-line basis over periods not exceeding 35 years.

For the nine months ended September 30, 2011, the Company acquired 22 franchise stores.  These acquisitions were accounted for utilizing the acquisition method of accounting and the Company recorded the acquired inventory, fixed assets, franchise rights and goodwill, with an applicable reduction to receivables and cash. The total purchase price associated with these acquisitions was $2.1 million, of which $0.8 million was paid in cash.

On August 31, 2011, the Company acquired substantially all of the assets and assumed certain liabilities of Lucky Vitamin, which was accounted for as a business combination.  The total purchase price for this acquisition was approximately $21 million.  Of the purchase price, $11.5 million was preliminarily allocated to goodwill, $9.6 million to amortizable intangible assets, $2.6 million to current assets acquired, $0.7 million to property and equipment acquired, and $3.9 million to net assumed current liabilities.

The Company’s acquisition of Lucky Vitamin completed during the nine months ended September 30, 2011 did not have a material impact on the Company’s consolidated financial statements, and therefore pro forma disclosures have not been presented.

The following table summarizes the Company’s goodwill activity:

			Manufacturing/
	Retail	Franchising	Wholesale	Total
	(in thousands)
Balance at December 31, 2010	$305,097	$117,303	$202,841	$625,241
Acquired franchise stores	686	-	-	686
Acquisition of Lucky Vitamin	11,467	-	-	11,467
Balance at September 30, 2011 (unaudited)	$317,250	$117,303	$202,841	$637,394

The following table summarizes the Company’s intangible asset activity:

	Retail	Franchise	Operating	Other
	Brand	Brand	Agreements	Intangibles	Total
	(in thousands)
Balance at December 31, 2010	$500,000	$220,000	$146,223	$1,001	$867,224
Acquired franchise stores	-	-	-	512	512
Acquisition of Lucky Vitamin	-	-	-	9,600	9,600
Amortization expense	-	-	(5,140)	(646)	(5,786)
Balance at September 30, 2011 (unaudited)	$500,000	$220,000	$141,083	$10,467	$871,550

The following table reflects the gross carrying amount and accumulated amortization for each major intangible asset:

	Estimated	September 30, 2011			December 31, 2010
	Life		Accumulated	Carrying		Accumulated	Carrying
	in years	Cost	Amortization	Amount	Cost	Amortization	Amount
			(unaudited)
		(in thousands)
Brands - retail	-	$500,000	$-	$500,000	$500,000	$-	$500,000
Brands - franchise	-	220,000	-	220,000	220,000	-	220,000
Retail agreements	25-35	31,000	(4,933)	26,067	31,000	(4,143)	26,857
Franchise agreements	25	70,000	(12,717)	57,283	70,000	(10,617)	59,383
Manufacturing agreements	25	70,000	(12,717)	57,283	70,000	(10,617)	59,383
Other intangibles	5-15	10,600	(633)	9,967	1,150	(550)	600
Franchise rights	1-5	4,213	(3,263)	950	3,702	(2,701)	1,001
Total		$905,813	$(34,263)	$871,550	$895,852	$(28,628)	$867,224

The following table represents future estimated amortization expense of other intangible assets, net, with definite lives at September 30, 2011:

Estimated
amortization
Years ending December 31,	expense
(unaudited)
(in thousands)
2011	$1,944
2012	8,257
2013	8,052
2014	7,775
2015	7,681
Thereafter	117,841
Total	$151,550

NOTE 7. GOODWILL, BRANDS, AND OTHER INTANGIBLE ASSETS, NET

          Management utilized various resources in arriving at its final fair value adjustments that were made to the Company's financial statements as of March 16, 2007. In connection with the Merger, final fair values were assigned to various other intangible assets. The Company's brands were assigned a final fair value representing the longevity of the Company name and general recognition of the product lines. The Gold Card program was assigned a final fair value representing the underlying customer listing, for both the Retail and Franchise segments. The retail agreements were assigned a final fair value reflecting the opportunity to expand the Company stores within a major drug store chain and on military facilities. A final fair value was assigned to the agreements with the Company's franchisees, both domestic and international, to operate stores for a contractual period. Final fair values were assigned to the Company's manufacturing and wholesale segments for production and continued sales to certain customers.

          For the years ended December 31, 2010 and 2009, the Company acquired 24 and 53 franchise stores, respectively. These acquisitions are accounted for utilizing the purchase method of accounting and the Company records the acquired inventory, fixed assets, franchise rights and goodwill, with an applicable reduction to receivables and cash. For the years ended December 31, 2010 and 2009, the total purchase prices associated with these acquisitions was $2.5 million and $9.3 million, respectively, of which $0.6 million and $2.5 million, respectively, was paid in cash.

          The following table summarizes the Company's goodwill activity:

	Retail	Franchising	Manufacturing/ Wholesale	Total
	(in thousands)
Balance at December 31, 2008	$302,765	$117,303	$202,841	$622,909

Acquired franchise stores	1,844	—	—	1,844

Balance at December 31, 2009	$304,609	$117,303	$202,841	$624,753

Acquired franchise stores	488	—	—	488

Balance at December 31, 2010	$305,097	$117,303	$202,841	$625,241

          Intangible assets other than goodwill consisted of the following at each respective period:

	Gold Card	Retail Brand	Franchise Brand	Operating Agreements	Franchise Rights	Total
Balance at December 31, 2008	$2,456	$500,000	$220,000	$160,019	$701	$883,176

Acquired franchise stores	—	—	—	—	953	953
Amortization expense	(2,081)	—	—	(6,943)	(735)	(9,759)

Balance at December 31, 2009	$375	$500,000	$220,000	$153,076	$919	$874,370

Acquired franchise stores	—	—	—	—	641	641
Amortization expense	(375)	—	—	(6,853)	(559)	(7,787)

Balance at December 31, 2010	$—	$500,000	$220,000	$146,223	$1,001	$867,224

          The following table represents the gross carrying amount and accumulated amortization for each major intangible asset:

		December 31, 2010			December 31, 2009
	Estimated Life in years
		Cost	Accumulated Amortization	Carrying Amount	Cost	Accumulated Amortization	Carrying Amount
		(in thousands)
Brands — retail	—	$500,000	$—	$500,000	$500,000	$—	$500,000
Brands — franchise	—	220,000	—	220,000	220,000	—	220,000
Gold card — retail	3	3,500	(3,500)	—	3,500	(3,354)	146
Gold card — franchise	3	5,500	(5,500)	—	5,500	(5,271)	229
Retail agreements	25-35	31,000	(4,143)	26,857	31,000	(3,090)	27,910
Franchise agreements	25	70,000	(10,617)	59,383	70,000	(7,817)	62,183
Manufacturing agreements	25	70,000	(10,617)	59,383	70,000	(7,817)	62,183
Other intangibles	5	1,150	(550)	600	1,150	(350)	800
Franchise rights	1-5	3,702	(2,701)	1,001	3,061	(2,142)	919

		$904,852	$(37,628)	$867,224	$904,211	$(29,841)	$874,370

          The following table represents future estimated amortization expense of intangible assets with finite lives:

Years ending December 31,	Estimated amortization expense
(in thousands)
2011	$7,386
2012	7,105
2013	6,998
2014	6,710
2015	6,673
Thereafter	112,352

Total	$147,224